Investments in Marketable Securities and Other Investments - Summary of Fair Value and Unrealized Gains (Losses) Related to Available-for-Sale Securities (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 9.0	$ 14.8
Gross Unrealized Gains		0.1
Gross Unrealized Losses
Fair Value	9.0	14.9
U.S. Treasury and agency securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	9.0	14.8
Gross Unrealized Gains		0.1
Gross Unrealized Losses
Fair Value	$ 9.0	$ 14.9